Share-based payments - Performance shares (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
Share-based payment
Performance period	3 years	3 years	3 years
Performance Shares
Share-based payment
Shares outstanding at target | EquityInstruments	63,747,848	79,827,008	99,472,193	91,225,523
Performance Share Plan 2019
Share-based payment
Confirmed payout as a percentage of target	53.00%
Performance Share Plan 2020
Share-based payment
Shares outstanding at target	34,192,094
Performance Share Plan 2021
Share-based payment
Shares outstanding at target	16,957,154
Performance Share Plan 2022
Share-based payment
Shares outstanding at target	12,598,600